Document and Entity Information	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity Registrant Name	Coeur Mining, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08641
Entity Tax Identification Number	82-0109423
Entity Address, Address Line One	104 SOUTH MICHIGAN AVENUE
Entity Address, Address Line Two	SUITE 900
Entity Address, City or Town	CHICAGO
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	489-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000215466
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	CDE
Security Exchange Name	NYSE